Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventory [Abstract]
Raw materials and supplies		$ 44
Finished goods	1,227	278
Provision for impairment		(79)
Inventory non current	$ 1,227	$ 243